RELATED PARTY (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 12, 2024	Nov. 07, 2023	Apr. 26, 2023	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 27, 2024	Jan. 26, 2024	Mar. 05, 2023
Related Party Transaction [Line Items]
Stock options exercised					1,222	101,996
Gneral and administrative expense					$ 21,909	$ 26,389
Shares issued value					2,025	$ 1,273
Chief Legal Officer [Member]
Related Party Transaction [Line Items]
Due to related party			$ 720
Share based compensation			$ 76
March Note [Member]
Related Party Transaction [Line Items]
Promissory note									$ 1,000
Loan fee amount									$ 100
January Note [Member]
Related Party Transaction [Line Items]
Promissory note								$ 1,000
Loan fee amount								$ 50
February Note [Member]
Related Party Transaction [Line Items]
Promissory note							$ 1,700
Loan fee amount							$ 85
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer					100
Due to related party					$ 1,000
Stock options exercised		11,111
Stock options expired		8,480
Gneral and administrative expense				$ 116
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Shares issued value	$ 1,532
Chief Revenue Officer [Member]
Related Party Transaction [Line Items]
Shares issued value	490
Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Shares issued value	$ 236